ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.              ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	159,024	255,744	41,049
Less: allowance for doubtful accounts	(2,809)	(25,545)	(4,100)

	156,215	230,199	36,949

As of December 31, 2011 and 2012, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,762	2,809	451
Additions for the current year	2,809	22,768	3,654
Deductions for the current year
-Recovery	(23)	(32)	(5)
-Written off	(3,739)	—	—

Balance, end of year	2,809	25,545	4,100

Any additions and amounts recovered of the Company’s allowance for doubtful accounts was recorded within general and administration expenses for the years ended December 31, 2011 and 2012.